CONDENSED BALANCE SHEETS	Jun. 30, 2021 USD ($)
Current assets:
Cash	$ 383,400
Prepaid expenses	79,381
Total current assets	462,781
Prepaid expenses, non-current	15,397
Marketable Securities Held in Trust account	100,031,414
Total assets	100,509,592
Current liabilities:
Accounts payable and accrued expenses	6,364
Franchise tax payable	213,475
Total current liabilities	219,839
Warrant Liabilities	14,465,458
Deferred underwriters' discount	2,122,723
Total liabilities	16,808,020
Commitments
Redeemable convertible preferred stock (Series A, B, C and D) $0.001 par value, 265,096,962 shares authorized, 265,096,951 shares outstanding as of December 31, 2019, December 31, 2020 and March 31, 2021 (unaudited); liquidation preference of $435,579 as of December 31, 2019, December 31, 2020 and March 31, 2021 (unaudited).	78,701,570
Stockholders' (deficit) equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	12,729,166
Accumulated earnings (deficit)	(7,729,664)
Total stockholders' equity	5,000,002
Total liabilities, redeemable convertible preferred stock and stockholders' (deficit) equity	100,509,592
Class A Common Stock
Stockholders' (deficit) equity
Common stock value	250
Class B Common Stock
Stockholders' (deficit) equity
Common stock value	$ 250